COMMITMENTS AND CONTINGENCIES (Details) - USD ($)		3 Months Ended									9 Months Ended		12 Months Ended
	Feb. 18, 2013	Aug. 31, 2015	Nov. 30, 2014	Aug. 31, 2014	May. 31, 2014	Feb. 28, 2014	Nov. 30, 2013	Aug. 31, 2013	May. 31, 2013	Feb. 28, 2013	Aug. 31, 2015	Aug. 31, 2014	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012
Contingent Consideration Payments, Buy-Out Agreement and Earnout Subordination Agreement
Gross profit		$ 8,323,000	$ 7,068,000	$ 12,438,000	$ 10,699,000	$ 9,518,000	$ 7,815,000	$ 2,040,000	$ 2,159,000	$ 1,952,000	$ 26,076,000	$ 32,656,000	$ 39,723,000	$ 13,966,000	$ 6,649,000
Contingent consideration expense													$ (3,025,000)	6,302,000
Minimum
Contingent Consideration Payments, Buy-Out Agreement and Earnout Subordination Agreement
Operating lease agreements expiring term		3 years											3 years
Percentage of annual sales volume		6.00%											6.00%
Minimum | Modified merger agreement
Contingent Consideration Payments, Buy-Out Agreement and Earnout Subordination Agreement
Term under the original merger agreement for which overall payment has been fixed and reduced	6 years
Maximum
Contingent Consideration Payments, Buy-Out Agreement and Earnout Subordination Agreement
Operating lease agreements expiring term		10 years											10 years
Percentage of annual sales volume		8.00%											8.00%
Maximum | Modified merger agreement
Contingent Consideration Payments, Buy-Out Agreement and Earnout Subordination Agreement
Term under the original merger agreement for which overall payment has been fixed and reduced	10 years
Joe Dahan
Contingent Consideration Payments, Buy-Out Agreement and Earnout Subordination Agreement
Contingent consideration expense														$ 311,000	$ 1,862,000
Joe Dahan | Modified merger agreement
Contingent Consideration Payments, Buy-Out Agreement and Earnout Subordination Agreement
Aggregate fixed amount payable through weekly installments	$ 9,168,000
Contingent consideration expense										$ 8,732,000